Financial Risk Management - Summary of Group Exposure to Foreign Currency Risk (Details) - Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Instruments [Line Items]
Net balances	$ 129,612	$ 45,566
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	(12,961)	(4,556)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	12,961	4,556
Brazilian Reais
Disclosure of Financial Instruments [Line Items]
Net balances	$ 39,017	$ 6,571
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (3,902)	$ (657)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	3,902	657
Chilean Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 23,195	$ 10,552
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (2,320)	$ (1,055)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	2,320	1,055
Argentine Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 22,206	$ 12,538
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (2,221)	$ (1,254)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	2,221	1,254
Mexican Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 15,048	$ 1,725
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1,503)	$ (173)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	1,503	173
South African Rand
Disclosure of Financial Instruments [Line Items]
Net balances	$ 7,515	$ 55
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (752)	$ (5)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	752	5
Indonesian Rupiah
Disclosure of Financial Instruments [Line Items]
Net balances	$ 4,370	$ 228
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (437)	$ (23)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	437	23
Peruvian Nuevo Sol
Disclosure of Financial Instruments [Line Items]
Net balances	$ 4,021	$ 1,011
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (402)	$ (101)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	402	101
Colombian Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 4,010	$ 1,008
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (401)	$ (101)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	401	101
Euros
Disclosure of Financial Instruments [Line Items]
Net balances	$ 3,563	$ 5,099
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (356)	$ (510)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	356	510
Indian Rupee
Disclosure of Financial Instruments [Line Items]
Net balances		$ 2,806
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component		$ (281)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component		281
Uruguayan Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 3,323	$ 1,692
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (332)	$ (169)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	332	169
Nigerian Nairas
Disclosure of Financial Instruments [Line Items]
Net balances	$ 2,295	$ 1,134
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (230)	$ (113)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	230	113
Egyptian Pounds
Disclosure of Financial Instruments [Line Items]
Net balances	$ 562	$ 141
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (56)	$ (14)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	56	14
Paraguayan Guaranis
Disclosure of Financial Instruments [Line Items]
Net balances	$ 200	$ 191
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (20)	$ (19)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	20	19
Dominican Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 127
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (13)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	13
Pakistanee Rupees
Disclosure of Financial Instruments [Line Items]
Net balances	$ 113
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (11)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	11
Bangladeshi Takas
Disclosure of Financial Instruments [Line Items]
Net balances	$ 38	$ (32)
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (4)	$ 3
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	4	(3)
Moroccan Dirhams
Disclosure of Financial Instruments [Line Items]
Net balances	$ 9	$ 13
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1)	$ (1)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ 1	1
Turkish Lira
Disclosure of Financial Instruments [Line Items]
Net balances		$ 699
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component		$ (70)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component		70
Chinese Yuan Renminbi
Disclosure of Financial Instruments [Line Items]
Net balances		$ 221
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component		$ (22)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component		22
Bolivian Boliviano
Disclosure of Financial Instruments [Line Items]
Net balances		$ 12
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component		$ (1)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component		1
Kenyan Shilling
Disclosure of Financial Instruments [Line Items]
Net balances		$ 3
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component
West African CFA Franc
Disclosure of Financial Instruments [Line Items]
Net balances		$ 2
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component
Israeli New Shekel
Disclosure of Financial Instruments [Line Items]
Net balances		$ (103)
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component		$ 10
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component		$ (10)